Goodwill	12 Months Ended
Mar. 31, 2022
Goodwill [Abstract]
Goodwill
6	Goodwill

The net carrying amount of goodwill is analysed as follows:

	2022	2021
	US$	US$
		(Restated)
Cost:
As at the beginning of the reporting period	-	-
Arising from acquisition of subsidiary during the year	78,958	-
As at the end of the reporting period	78,958	-

Accumulated impairment:
As at the beginning of the reporting period	-	-
Impairment	(78,958)	-
As at the end of the reporting period	(78,958)	--

Net carrying amount:
As at the end of the reporting period	-	-